Restatement of Interim Financial Statements	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Interim Financial Statements

Note 2 – Restatement of Interim Financial Statements

Due to a misapplication of the accounting treatment related to its ordinary shares subject to redemption, non-redeemable ordinary shares and additional paid-in capital for maintaining minimum net tangible assets of at least $5 million following any ordinary share redemption, the Company’s previously issued interim condensed financial statements for the period ended March 31, 2021 should no longer be relied upon. As such, the Company is restating its unaudited interim condensed financial statements as of and for three months ended March 31, 2021 included in this Form 10-Q/A.

Impact of the Restatement

The impact of the restatement on the Condensed Statement balance sheet as of March 31, 2021 included in this filing is presented below.

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the three months ended March 31, 2021 (unaudited)

Ordinary shares subject to redemption:
Number of shares outstanding	623,332	698,764	1,322,096
Amount	$6,385,035	$7,157,714	$13,542,749
Ordinary shares excluding shares subject to possible redemption	3,793,764	(698,764)	3,095,0000
Number of shares outstanding
Common stock value	$(380)	$70	$(310)
Additional paid-in capital	$(5,322,270)	$5,322,270	$-
Accumulated deficit	$322,646	$1,835,374	$2,158,020

The impact of the restatement on the Condensed Statement of operations for the three months ended March 31, 2021 included in this filing is presented below.

Basic and diluted weighted average shares outstanding, Ordinary shares subject to possible redemption	767,189	376,169	1,143,358
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,650,004	(376,169)	3,273,835
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.40)	$(0.05)	$(0.45)

The impact of the restatement on the Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2021 included in this filing is presented below.

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the three months ended March 31, 2020 (unaudited)

Non-Cash Investing and Financing Activities:
Change in value of ordinary shares subject to possible redemption	(1,475,478)	7,157,714	5,682,236,